Derivative liabilities (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Schedule of derivative liabilities

	Three months ended March 31,
	2020	2019
	$	$
Opening balance	—	76
Change in fair value of warrants	—	189

Closing balance	—	265
Less current portion	—	—

Long term portion	—	265

	Nine months ended March 31,
	2020	2019
	$	$
Opening balance	—	1,117
Change in fair value of warrants	—	(852)

Closing balance	—	265
Less current portion	—	—

Long term portion	—	265

The Company’s derivative liabilities are summarized as follows:

	Years ended June 30,
	2019 $	2018 $
Opening balance	1,117	61,228
Issuance of 2019 Investor Warrants	925,270	—
Change in fair value of warrants	(433,503)	(60,111)
Reclassification of 2019 Investor Warrants to equity	492,884	—

Closing balance	—	1,117
Less current portion	—	—

Long-term portion	—	1,117

Warrant [Member]
Schedule of derivative liabilities

The derivative liabilities consist of the following warrants as at June 30, 2019 and 2018:

	Year ended June 30, 2019
	Number of warrants	$
2015 Agent warrants	2,180	—

Closing balance	2,180	—
Less current portion	—	—

Long-term portion	2,180	—

	Year ended June 30, 2018
	Number of warrants	$
Warrants issued for services	4,375	—
2015 Agent warrants	2,180	1,117

Closing balance	6,555	1,117
Less current portion	—	—

Long-term portion	6,555	1,117